Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss per Common Share [Abstract]
Schedule of Computation of Basic and Diluted Loss Per Share	The following table sets forth the computation of basic and diluted loss per share (in thousands, except per share data):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(5,675)	$(6,841)	$(17,305)	$(20,395)
Less: Series A convertible preferred stock dividends	-	(215)	-	(646)
Net loss attributable to common stockholders – basic and diluted	$(5,675)	$(7,056)	$(17,305)	$(21,041)
Denominator:
Weighted average shares used in computing net loss per common share – basic and diluted	93,048	71,588	89,063	64,246
Net loss per common share – basic and diluted	$(0.06)	$(0.10)	$(0.19)	$(0.33)
The following table sets forth the computation of basic and diluted loss per share (in thousands, except per share data):
	Year Ended December 31,
	2023	2022
Numerator:
Net loss	$(27,022)	$(25,978)
Less: Series A convertible preferred stock dividends	861	889
Net loss available to common stockholders – basic and diluted	$(27,883)	$(26,867)
Denominator:
Weighted average shares used in computing net loss per common share – basic and diluted	66,611	36,680
Loss per share - basic and diluted	$(0.42)	$(0.73)

Schedule of Weighted Average Common Stock Equivalents Securities Outstanding Effect Anti-Dilutive	The following is a summary of the weighted average common stock equivalents for the securities outstanding during the respective periods that have been excluded from the computation of diluted net loss per common share, as their effect would be anti-dilutive (in thousands):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Warrants	2,212	5,973	2,538	6,092
Options	12,407	13,069	12,882	11,410
Unvested restricted common stock	2,997	1,783	2,997	771
Total potentially dilutive shares	17,616	20,825	18,417	18,273
The following is a summary of the weighted average common stock equivalents for the securities outstanding during the respective periods that have been excluded from the computation of diluted net loss per common share, as their effect would be anti-dilutive (in thousands):
	Year Ended December 31,
	2023	2022
Warrants	6,053	3,976
Options	12,280	6,830
Unvested restricted common stock	1,192	-
Total potentially dilutive shares	19,525	10,778